SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	[1]	$ 24,845,924	$ 11,062,775	$ 13,791,303
(Loss) income from operations		(8,713,842)	(17,366,729)	(4,172,161)
Corporate other income, net		(281,984)	(22,580)	669,755
Corporate interest income		4,640	4,798	133,517
Corporate interest expense		(928,352)	(1,018,013)	(499,852)
(Loss) before income taxes		(9,919,538)	(18,402,524)	(3,868,741)
Income tax benefit		(5,321)	71,316	274,480
Net (loss)		(9,924,859)	(18,331,208)	(3,594,261)
Net income/loss attributable to non-controlling interest			636,433	11,929
Net (loss) income attributable to the Company		(9,924,859)	(17,694,775)	(3,582,332)	[2]
Non-cash compensation		3,137,000	744,000	580,000
Non-cash compensation		2,950,070	298,091	494,316
Depreciation and amortization		3,704,818	3,479,644	2,900,952
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		5,541,717	13,521,182	3,628,544
Inventory obsolescence provision		(82,255)	5,625	115,190
Total assets		47,155,491	30,776,651
TIT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	636,743	377,499	241,132
(Loss) income from operations		570,220	(166,727)	(662,556)
Depreciation and amortization		13,173	19,783	17,278
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(658,035)	36,895	344,550
Inventory obsolescence provision			10,943	2,366
Total assets		6,462,162	213,329
CBT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	18,753,836	10,685,276	13,550,171
(Loss) income from operations		(7,668,616)	(15,268,750)	(2,037,151)
Depreciation and amortization		2,293,030	3,459,861	2,883,674
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		6,192,425	13,484,287	3,283,994
Inventory obsolescence provision		(82,255)	(5,318)	112,824
Total assets		30,981,079	30,488,753
BT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	5,455,345
(Loss) income from operations		(1,615,446)
Depreciation and amortization		1,398,615
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		7,327
Total assets		9,712,250
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) income from operations	[3]		(1,931,252)	(1,472,454)
Non-cash compensation		2,950,070	298,091	$ 494,316
Total assets			$ 74,569

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[3]	Includes non-cash compensation, professional fees and consultancy fees for the Company.